Restructuring and Impairments - Summary of Charges Recorded (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring, acquisition, integration and other, net
Personnel related (due to related parties)	$ 2,956,000
Contract termination costs (due to related parties)	15,676,000
Accounts receivable (due from related parties)	5,984,000
Prepaid expenses and other assets (long-term)	12,915,000
Prepaid expenses and other assets (due from related parties)	2,270,000
Long-lived asset impairments
Property, plant and equipment	99,726,000	$ 7,890,000	$ 0
Intangible assets	40,301,000	$ 0
2019 Restructuring
Restructuring, acquisition, integration and other, net
Personnel related (of which $2,956 due to related parties)	70,578,000
Contract termination costs (of which $15,676 due to related parties)	42,099,000
Consulting fees	10,150,000
Accounts receivable (of which $5,984 due from related parties)	10,825,000
Inventories	12,336,000
Prepaid expenses and other assets (of which $12,915 was long-term and $2,270 due from related parties)	17,012,000
Restructuring, acquisition, integration and other, net	163,000,000
Long-lived asset impairments
Property, plant and equipment	98,472,000
Intangible assets	40,301,000
Long-lived asset impairments	138,773,000
Other (expense) income, net
Equity method investment impairment	4,799,000
Total	$ 306,572,000